Commitments and Contingencies, Purchase obligations (Details) $ in Millions	Dec. 31, 2017 USD ($)
Purchase Obligations
2018	$ 1,258
2019	671
2020	79
2021	45
2022	22
Thereafter	35
Total	$ 2,110